Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Current assets:
Cash and cash equivalents	$ 22,139	$ 28,391	$ 34,760
Short-term investments	3,506	2,785	0
Accounts receivable	13,843	15,748	18,308
Inventory	1,571	8,122	9,474
Prepaid expenses and other current assets	3,640	5,892	2,531
Total current assets	44,699	60,938	65,073
Property and equipment, net	8,775	8,769	7,036
Intangible assets, net	837	1,529	3,602
Other assets	2,250	2,612	1,896
Total assets	56,561	73,848	77,607
Current liabilities:
Revolving Line	10,800	5,000
Accounts payable	6,206	5,679	5,413
Accrued liabilities	8,771	13,688	10,734
Total current liabilities	25,777	24,367	16,147
Long-term liabilities	2,105	2,854	738
Total liabilities	27,882	27,221	16,885
Commitments and contingencies
Stockholders' equity:
Preferred stock; $0.001 par value; 1,000 and 1,000 shares authorized, respectively; 0.001 and 0.001 share issued and outstanding, respectively
Common stock: $0.001 par value; 150,000 and 150,000 shares authorized, respectively; 71,170 and 70,379 issued, respectively, and 70,314 and 69,332 outstanding, respectively		71	70
Additional paid-in capital		334,688	331,199
Warrants		7,567	7,567
Accumulated other comprehensive income
Accumulated deficit	(317,500)	(295,699)	(278,114)
Stockholders' equity	28,679	46,627	60,722
Total Liabilities and Stockholders' Equity	$ 56,561	$ 73,848	$ 77,607